Cash and cash equivalents (Details) R$ in Millions	11 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Disclosure Of Cash And Cash Equivalents Text Block Abstract
Funds held	$ 29	R$ 24	R$ 25
Weighted average interest rate	96.96%	92.80%	109.64%